Segment Reporting (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue, operating	€ 9,627,000,000	€ 9,148,000,000	€ 8,515,000,000
Operating expense, operating	8,170,000,000	7,806,000,000	7,524,000,000
Depreciation and amortisation expense	490,000,000	441,000,000	401,000,000
Gains or losses on disposal of non-current assets and Impairments	210,000,000	2,208,000,000	35,000,000
Profit (loss) from operating activities	1,177,000,000	3,109,000,000	625,000,000
Profit loss on derivatives and other net financial income expense	(74,000,000)	539,000,000	(13,000,000)
Net financial income expense from financing	(291,000,000)	(265,000,000)	(217,000,000)
Finance income (cost)	(365,000,000)	274,000,000	(230,000,000)
Increase in provisions through net financial income expense	11,000,000
Share of profit (loss) of associates accounted for using equity method, investing	258,000,000	238,000,000	215,000,000
Profit (loss) before income taxes	1,070,000,000	3,621,000,000	610,000,000
Income tax expense (income), income taxes	60,000,000	(145,000,000)	(115,000,000)
Profit (loss) from continuing operations	1,130,000,000	3,476,000,000	495,000,000
Profit (loss) from discontinued operations, discontinued operations	20,000,000	14,000,000	16,000,000
Profit (loss)	1,150,000,000	3,490,000,000	511,000,000
Profit (loss), attributable to non-controlling interests	(262,000,000)	(251,000,000)	(170,000,000)
Profit (loss), attributable to owners of parent	888,000,000	3,239,000,000	341,000,000
Revenue and other operating income, operating	9,627,000,000	9,148,000,000	8,515,000,000
Construction division [Member]
Disclosure of operating segments [line items]
Revenue, operating	7,653,000,000	7,236,000,000	6,870,000,000
Operating expense, operating	7,142,000,000	6,806,000,000	6,659,000,000
Depreciation and amortisation expense	160,000,000	146,000,000	134,000,000
Gains or losses on disposal of non-current assets and Impairments	6,000,000	0	0
Profit (loss) from operating activities	357,000,000	284,000,000	77,000,000
Profit loss on derivatives and other net financial income expense	(52,000,000)	(34,000,000)	(31,000,000)
Net financial income expense from financing	126,000,000	150,000,000	117,000,000
Finance income (cost)	74,000,000	116,000,000	86,000,000
Share of profit (loss) of associates accounted for using equity method, investing	0	0	0
Profit (loss) before income taxes	431,000,000	400,000,000	163,000,000
Income tax expense (income), income taxes	(99,000,000)	(142,000,000)	(65,000,000)
Profit (loss) from continuing operations	332,000,000	258,000,000	98,000,000
Profit (loss) from discontinued operations, discontinued operations	0	0	0
Profit (loss)	332,000,000	258,000,000	98,000,000
Profit (loss), attributable to non-controlling interests	(91,000,000)	(68,000,000)	(51,000,000)
Profit (loss), attributable to owners of parent	241,000,000	190,000,000	47,000,000
Revenue and other operating income, operating	7,653,000,000	7,236,000,000	6,870,000,000
Toll roads division [Member]
Disclosure of operating segments [line items]
Revenue, operating	1,374,000,000	1,256,000,000	1,085,000,000
Operating expense, operating	385,000,000	338,000,000	286,000,000
Depreciation and amortisation expense	270,000,000	232,000,000	213,000,000
Gains or losses on disposal of non-current assets and Impairments	0	151,000,000	38,000,000
Profit (loss) from operating activities	719,000,000	837,000,000	624,000,000
Profit loss on derivatives and other net financial income expense	(57,000,000)	(75,000,000)	5,000,000
Net financial income expense from financing	(234,000,000)	(215,000,000)	(224,000,000)
Finance income (cost)	(291,000,000)	(290,000,000)	(219,000,000)
Share of profit (loss) of associates accounted for using equity method, investing	247,000,000	226,000,000	198,000,000
Profit (loss) before income taxes	675,000,000	773,000,000	603,000,000
Income tax expense (income), income taxes	(65,000,000)	(110,000,000)	(55,000,000)
Profit (loss) from continuing operations	610,000,000	663,000,000	548,000,000
Profit (loss) from discontinued operations, discontinued operations	0	0	0
Profit (loss)	610,000,000	663,000,000	548,000,000
Profit (loss), attributable to non-controlling interests	(177,000,000)	(160,000,000)	(126,000,000)
Profit (loss), attributable to owners of parent	433,000,000	503,000,000	422,000,000
Revenue and other operating income, operating	1,374,000,000	1,256,000,000	1,085,000,000
Airports [Member]
Disclosure of operating segments [line items]
Operating expense, operating	75,000,000	65,000,000	58,000,000
Depreciation and amortisation expense	22,000,000	22,000,000	20,000,000
Gains or losses on disposal of non-current assets and Impairments	270,000,000	2,025,000,000	0
Profit (loss) from operating activities	284,000,000	2,029,000,000	2,000,000
Profit loss on derivatives and other net financial income expense	30,000,000	627,000,000	(12,000,000)
Net financial income expense from financing	69,000,000	(2,000,000)	3,000,000
Finance income (cost)	99,000,000	625,000,000	(9,000,000)
Share of profit (loss) of associates accounted for using equity method, investing	11,000,000	8,000,000	11,000,000
Profit (loss) before income taxes	394,000,000	2,662,000,000	4,000,000
Income tax expense (income), income taxes	(92,000,000)	3,000,000	(20,000,000)
Profit (loss) from continuing operations	302,000,000	2,665,000,000	(16,000,000)
Profit (loss) from discontinued operations, discontinued operations	0	0	0
Profit (loss)	302,000,000	2,665,000,000	(16,000,000)
Profit (loss), attributable to non-controlling interests	5,000,000	(23,000,000)	7,000,000
Profit (loss), attributable to owners of parent	307,000,000	2,642,000,000	(9,000,000)
Revenue and other operating income, operating	111,000,000	91,000,000	80,000,000
Adjustments [Member]
Disclosure of operating segments [line items]
Operating expense, operating	(305,000,000)	(222,000,000)	(233,000,000)
Depreciation and amortisation expense	0	0	(1,000,000)
Gains or losses on disposal of non-current assets and Impairments	0	0	(1,000,000)
Profit (loss) from operating activities	(5,000,000)	(2,000,000)	0
Profit loss on derivatives and other net financial income expense	0	(3,000,000)	(2,000,000)
Net financial income expense from financing	0	3,000,000	1,000,000
Finance income (cost)	0	0	(1,000,000)
Share of profit (loss) of associates accounted for using equity method, investing	0	0	1,000,000
Profit (loss) before income taxes	(5,000,000)	(2,000,000)	0
Income tax expense (income), income taxes	0	0	1,000,000
Profit (loss) from continuing operations	(5,000,000)	(2,000,000)	1,000,000
Profit (loss) from discontinued operations, discontinued operations	0	0	(1,000,000)
Profit (loss)	(5,000,000)	(2,000,000)	0
Profit (loss), attributable to non-controlling interests	0	0	0
Profit (loss), attributable to owners of parent	(5,000,000)	(2,000,000)	0
Revenue and other operating income, operating	(310,000,000)	(224,000,000)	(233,000,000)
Other division [Member]
Disclosure of operating segments [line items]
Operating expense, operating	537,000,000	551,000,000	548,000,000
Depreciation and amortisation expense	23,000,000	28,000,000	26,000,000
Gains or losses on disposal of non-current assets and Impairments	(59,000,000)	32,000,000	(2,000,000)
Profit (loss) from operating activities	(159,000,000)	(28,000,000)	(70,000,000)
Profit loss on derivatives and other net financial income expense	9,000,000	24,000,000	28,000,000
Net financial income expense from financing	(237,000,000)	(193,000,000)	(114,000,000)
Finance income (cost)	(228,000,000)	(169,000,000)	(86,000,000)
Share of profit (loss) of associates accounted for using equity method, investing	0	4,000,000	6,000,000
Profit (loss) before income taxes	(387,000,000)	(193,000,000)	(150,000,000)
Income tax expense (income), income taxes	316,000,000	99,000,000	22,000,000
Profit (loss) from continuing operations	(71,000,000)	(94,000,000)	(128,000,000)
Profit (loss) from discontinued operations, discontinued operations	20,000,000	14,000,000	17,000,000
Profit (loss)	(51,000,000)	(80,000,000)	(111,000,000)
Profit (loss), attributable to non-controlling interests	0	0	0
Profit (loss), attributable to owners of parent	(51,000,000)	(80,000,000)	(111,000,000)
Revenue and other operating income, operating	460,000,000	519,000,000	506,000,000
Energy Division [Member]
Disclosure of operating segments [line items]
Operating expense, operating	336,000,000	268,000,000	206,000,000
Depreciation and amortisation expense	15,000,000	13,000,000	9,000,000
Gains or losses on disposal of non-current assets and Impairments	(7,000,000)	0	0
Profit (loss) from operating activities	(19,000,000)	(11,000,000)	(8,000,000)
Profit loss on derivatives and other net financial income expense	(4,000,000)	0	(1,000,000)
Net financial income expense from financing	(15,000,000)	(8,000,000)	0
Finance income (cost)	(19,000,000)	(8,000,000)	(1,000,000)
Share of profit (loss) of associates accounted for using equity method, investing	0	0	(1,000,000)
Profit (loss) before income taxes	(38,000,000)	(19,000,000)	(10,000,000)
Income tax expense (income), income taxes	0	5,000,000	2,000,000
Profit (loss) from continuing operations	(38,000,000)	(14,000,000)	(8,000,000)
Profit (loss) from discontinued operations, discontinued operations	0	0	0
Profit (loss)	(38,000,000)	(14,000,000)	(8,000,000)
Profit (loss), attributable to non-controlling interests	1,000,000	0	0
Profit (loss), attributable to owners of parent	(37,000,000)	(14,000,000)	(8,000,000)
Revenue and other operating income, operating	€ 339,000,000	€ 270,000,000	€ 207,000,000